Provisions	9 Months Ended
Sep. 30, 2023
Provisions [abstract]
Provisions	Provisions At September 30, 2023, a provision of £1,260,000 (December 31, 2022: £1,243,000) existed in respect of the Group’s obligation to restore alterations made on leased space within three (December 31, 2022: three) of the Group’s leasehold properties. The required work for the spaces is expected to be completed between 2024 and 2031.